Income Taxes (Income tax expense) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									$ 1,663,883	$ 1,437,595	$ 1,454,049
State									295,074	145,412	202,292
Total Current Tax Expense									1,958,957	1,583,007	1,656,341
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									(361,167)	105,960	(79,034)
State									(20,833)	(9,417)	(7,781)
Total Deferred Tax Expense (Benefit)									(382,000)	96,543	(86,815)
Total Income Tax Expense	$ 767,000	$ 105,000	$ 441,000	$ 264,000	$ 199,000	$ 475,000	$ 486,000	$ 520,000	$ 1,576,957	$ 1,679,550	1,569,526
Tax Cuts and Jobs Act, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense											$ 1,569,526